Provisions - additional information (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Provisions [Table]
Balance at the beginning of period	$ 3,257
Increase in provisions recognized in the income statement	318
Release of provisions recognized in the income statement	(27)
Provisions used in conformity with designated purpose	(178)
Foreign currency translation / unwind of discount	(98)
Balance at the end of period	3,272
Personnel-related restructuring provisions	102	$ 114	$ 125
Provisions for onerous restructuring contracts	40	$ 45	$ 47
Litigation, regulatory and similar matters
Provisions [Table]
Balance at the beginning of period	2,758
Increase in provisions recognized in the income statement	235
Release of provisions recognized in the income statement	(14)
Provisions used in conformity with designated purpose	(101)
Foreign currency translation / unwind of discount	(80)
Balance at the end of period	2,799
Restructuring
Provisions [Table]
Balance at the beginning of period	159
Increase in provisions recognized in the income statement	67
Release of provisions recognized in the income statement	(7)
Provisions used in conformity with designated purpose	(72)
Foreign currency translation / unwind of discount	(5)
Balance at the end of period	142
Other
Provisions [Table]
Balance at the beginning of period	340
Increase in provisions recognized in the income statement	15
Release of provisions recognized in the income statement	(5)
Provisions used in conformity with designated purpose	(6)
Foreign currency translation / unwind of discount	(13)
Balance at the end of period	$ 331